Per Share Amounts	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Per Share Amounts

13. PER SHARE AMOUNTS

A) Net Earnings (Loss) Per Share – Basic and Diluted

For the years ended December 31,	2020	2019	2018
Earnings (Loss) From:
Continuing Operations	(2,379)	2,194	(2,916)
Discontinued Operations	-	-	247
Net Earnings (Loss)	(2,379)	2,194	(2,669)

Basic – Weighted Average Number of Shares	1,228.9	1,228.8	1,228.8
Dilutive Effect of Cenovus Net Settlement Rights	-	0.6	0.4
Diluted – Weighted Average Number of Shares	1,228.9	1,229.4	1,229.2

Basic and Diluted Earnings (Loss) Per Share From: ($)
Continuing Operations	(1.94)	1.78	(2.37)
Discontinued Operations	-	-	0.20
	(1.94)	1.78	(2.17)

As at December 31, 2020, 31 million NSRs (2019 – 32 million; 2018 – 34 million) were excluded from the diluted weighted average number of shares as their effect would have been anti-dilutive or their exercise prices exceeded the market price of Cenovus’s common shares. These instruments could potentially dilute earnings per share in the future. For further information on the Company’s stock-based compensation plans (see Note 32).

B) Common Share Dividend

The Company temporarily suspended its common share dividend in response to the low global oil price environment. Prior to the suspension, the Company paid common share dividends of $77 million or $0.0625 per common share in the first quarter of 2020, all of which were paid in cash (2019 – $260 million or $0.2125 per common share; 2018 – $245 million or $0.20 per common share). The declaration of dividends is at the sole discretion of the Company’s Board of Directors and is considered quarterly. The Company’s Board of Directors declared a first quarter dividend of $0.0175 per common share, payable on March 31, 2021, to common shareholders of record as of March 15, 2021.

C) Preferred Share Dividend

Subsequent to the closing of the Arrangement on January 1, 2021, the outstanding Husky preferred shares were exchanged for Cenovus preferred shares (see Note 39). The Company’s Board of Directors declared first quarter dividends for its Cenovus series 1, 2, 3, 5, and 7 first preferred shares, payable on March 31, 2021, in the amount of $8 million.